Share capital (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 01, 2021	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2022
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, value of shares repurchased			$ 99,983
Ordinary shares
Equity, Class of Treasury Stock [Line Items]
Issue of shares associated with a business combination (in shares)	27,372,427
Share repurchase program, number of shares repurchased (in shares)			420,530
Share repurchase program, value of shares repurchased			$ 28
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, number of shares repurchased (in shares)		420,530
Share repurchase program, value of shares repurchased		$ 100,000
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage				10.00%